Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Income Statement [Abstract]
Net revenues	¥ 202,209,465	$ 31,731,078	¥ 162,167,547	¥ 97,770,167
Cost of revenues	97,413,915	15,286,369	98,521,027	61,914,502
Gross profit	104,795,550	16,444,709	63,646,520	35,855,665
Operating expenses:
Research and development	11,801,545	1,851,920	8,832,488	11,817,255
Sales and marketing	66,149,460	10,380,294	53,500,051	34,112,212
General and administrative	93,256,046	14,633,909	100,097,849	81,923,516
Impairment loss of intangible assets and other non-current assets			3,120,425	8,932,439
Provision for loan receivable and other receivables			5,904,305	17,430,825
Total operating expenses	171,207,051	26,866,123	171,455,118	154,216,247
Other operating income, net	22,018	3,455	330,224	588,147
Loss from continuing operations	(66,389,483)	(10,417,959)	(107,478,374)	(117,772,435)
Other income (loss):
Gain (loss) on disposal of subsidiaries and others	33,542,154	5,263,496	(1,767,800)	(7,850)
Impairment loss of long-term investments	(6,000,000)	(941,531)	(1,726,391)	(26,814,507)
Interest income, net of interest expenses	1,110,681	174,290	1,171,837	3,281,701
Foreign currency exchange gains (losses), net	(213,046)	(33,432)	(1,052,856)	51,476
Total other income (loss), net	28,439,789	4,462,823	(3,375,210)	(23,489,180)
Loss from continuing operations before income taxes	(37,949,694)	(5,955,136)	(110,853,584)	(141,261,615)
Income tax benefit	(1,539,577)	(241,593)	(10,268,836)	(7,149,119)
Loss from continuing operations, net of income taxes	(36,410,117)	(5,713,543)	(100,584,748)	(134,112,496)
Discontinued operations:
Gain from disposal of discontinued operations, net of income taxes				4,894,197
Income from discontinued operations, net of income taxes				4,894,197
Net loss	(36,410,117)	(5,713,543)	(100,584,748)	(129,218,299)
Net loss attributable to redeemable non-controlling interests from continuing operations	(714,121)	(112,061)	(2,582,632)	(2,820,682)
Net loss attributable to non-redeemable non-controlling interests from continuing operations	(2,046,403)	(321,125)	(5,804,084)	(4,143,628)
Net loss attributable to ATA Creativity Global	(33,649,593)	(5,280,357)	(92,198,032)	(122,253,989)
Net loss from continuing operations attributable to ATA Creativity Global	(33,649,593)	(5,280,357)	(92,198,032)	(127,148,186)
Net income from discontinued operations attributable to ATA Creativity Global				4,894,197
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	(135,125)	(21,204)	53,445	810,197
Total other comprehensive income (loss)	(135,125)	(21,204)	53,445	810,197
Comprehensive loss	(36,545,242)	(5,734,747)	(100,531,303)	(128,408,102)
Comprehensive loss attributable to redeemable non-controlling interests from continuing operations	(714,121)	(112,061)	(2,582,632)	(2,820,682)
Comprehensive loss attributable to non-redeemable non-controlling interests from continuing operations	(2,046,403)	(321,125)	(5,804,084)	(4,143,628)
Comprehensive loss attributable to ATA Creativity Global	¥ (33,784,718)	$ (5,301,561)	¥ (92,144,587)	¥ (121,443,792)
Basic and diluted losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.57)	$ (0.09)	¥ (1.57)	¥ (2.52)
Basic and diluted losses from continuing operations per common share attributable to ATA Creativity Global | (per share)	¥ (0.57)	$ (0.09)	¥ (1.57)	(2.62)
Basic and diluted earnings from discontinued operations per common share attributable to ATA Creativity Global | ¥ / shares				¥ 0.10